First Trust Growth Strength ETF Investment Objectives and Goals - First Trust Growth Strength ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Growth StrengthTM ETF (FTGS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Growth StrengthTM ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called The Growth StrengthTM Index (the “Index”).